Additional disclosures in respect of guaranteed securities	12 Months Ended
Mar. 31, 2020
Separate Financial Statements [Abstract]
Additional disclosures in respect of guaranteed securities
Additional disclosures in respect of guaranteed securities

We have preferred shares that are listed on a US national securities exchange and are guaranteed by other companies in the Group. These guarantors commit to honour any liabilities should the company issuing the debt have any financial difficulties. In order to provide debt holders with information on the financial stability of the companies providing the guarantees, we are required to disclose individual financial information for these companies. We have chosen to include this information in the Group financial statements rather than submitting separate stand-alone financial statements.

Niagara Mohawk Power Corporation, a wholly owned subsidiary of the Group, has issued preferred shares that are listed on a US national securities exchange and are guaranteed by National Grid plc. In order to provide preferred shareholders with information on the financial stability of the company providing the guarantee, we are required to disclose individual financial information for these companies. We have chosen to include this information in the Group financial statements rather than submitting separate stand-alone financial statements.
The following summarised financial information is given in respect of Niagara Mohawk Power Corporation as a result of National Grid plc’s guarantee, dated 29 October 2007, of Niagara Mohawk Power Corporation’s 3.6% and 3.9% issued preferred shares, which amount to £29 million. National Grid plc’s guarantee of Niagara Mohawk Power Corporation’s preferred shares is full and unconditional. There are no restrictions on the payment of dividends by Niagara Mohawk Power Corporation or limitations on National Grid plc’s guarantee of the preferred shares, and there are no factors that may affect payments to holders of the guaranteed securities.
The following summarised financial information for National Grid plc and Niagara Mohawk Power Corporation is presented on a combined basis and is intended to provide investors with meaningful and comparable financial information, and is provided pursuant to the early adoption of Rule 13-01 of Regulation S-X in lieu of the separate financial statements of Niagara Mohawk Power Corporation.
Summarised financial information is presented, on a combined basis, as at 31 March 2020. The combined amounts are presented under IFRS measurement principles. Inter-company transactions have been eliminated. Investments in other non-issuer and non-guarantor subsidiaries are included at cost, subject to impairment.
Summarised financial information for the year ended 31 March 2020 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m

Combined statement of financial position
Non-current loans to other subsidiaries	363
Non-current assets	8,939
Current loans to other subsidiaries	12,435
Current assets	1,378
Current loans from other subsidiaries	(16,226)
Current liabilities	(1,648)
Non-current loans from other subsidiaries	(2,105)
Non-current liabilities	(5,460)
Net liabilities¹	(2,324)
Equity	(2,324)

Combined income statement – continuing operations
Revenue	2,365
Operating costs	(2,131)
Operating profit	234
Other income from other subsidiaries	3,888
Other income and costs, including taxation	(428)
Profit after tax	3,694

1.	Excluded from net liabilities above are investments in other consolidated subsidiaries with a carrying value of £14,362 million.